Product Warranty (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Guarantor Obligations [Line Items]
Balance at beginning of the year	$ 193	$ 179	$ 83
Provision during the year	106	506	149
Reversal during the year	(157)	(478)	(55)
Exchange difference	(4)	(14)	2
Balance at end of the year	$ 138	$ 193	$ 179